Xumanii, Inc - (A Development Stage Company) - Statement of Operations (USD $)	12 Months Ended		27 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012
Operating Expenses
General and Administrative Expense	$ 58,459	$ 4,673	$ 61,817
Consulting	142,427	18,597	164,024
Legal and Accounting	14,750	21,622	36,372
Transfer Agent Fees	125	0	2,550
Total Operating Expenses	215,761	44,892	264,763
Net (Loss)	$ (215,761)	$ (44,892)	$ (264,763)
Weighted Average Common Shares Outstanding - basic and diluted	341,300,300	341,300,300
Net loss per share - basic and diluted	$ 0	$ 0